Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expenses
Selling, general and administrative expenses

7       Selling, general and administrative expenses

	2021	2020	2019
Taxes (*)	(24,756)	(18,885)	(38,977)
Salaries and social security contributions	(21,172)	(20,386)	(28,860)
Services and fees	(30,897)	(28,157)	(37,915)
Office expenses	(1,475)	(1,222)	(5,190)
Amortization and depreciation (**)	(8,376)	(9,480)	(9,935)
Maintenance expenses	(908)	(1,150)	(1,717)
Advertising	(912)	(1,564)	(3,367)
Insurance	(2,145)	(2,026)	(1,689)
Charter service	-	(134)	(799)
Bad debts recovery	8,311	2,919	2,908
Bad debts	(14,727)	(16,400)	(33,876)
Other	(5,005)	(5,290)	(8,874)
	(102,062)	(101,775)	(168,291)

(*)   Mainly included taxes over bank transactions and tax on revenue.

(**) Includes depreciation of leases of USD 969 for the year ended December 31, 2021 (USD 673 and 687 for the year ended December 31, 2020 and 2019 respectively).